Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Transfers Between Level 1 and Level 2 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 7,863	$ 6,582
Transfers out of Level 2 into Level 1 of fair value hierarchy	11,421	5,930
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	871	667
Transfers out of Level 2 into Level 1 of fair value hierarchy	902	334
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	11,028	12,193
Transfers out of Level 2 into Level 1 of fair value hierarchy	13,542	13,425
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	7,764	7,781
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 5,950	$ 3,871